Note 7 - Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cash	$ 4,912	$ 7,313
Restricted cash	144	144
Cash and restricted cash, total	$ 5,056	$ 7,457